PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed balance sheets (Parenthetical) (Details) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Treasury stock, common shares	12,101,847	12,101,847
Class A ordinary shares
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Ordinary shares, par value per share	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	96,565,584	96,565,584
Ordinary shares, shares outstanding	84,463,737	84,463,737
Class B ordinary shares
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Ordinary shares, par value per share	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	45,787,948	45,787,948
Ordinary shares, shares issued	45,787,948	45,787,948
Ordinary shares, shares outstanding	45,787,948	45,787,948
Parent Company
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Treasury stock, common shares	12,101,847	12,101,847
Parent Company | Class A ordinary shares
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Ordinary shares, par value per share	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	96,565,584	96,565,584
Ordinary shares, shares outstanding	84,463,737	84,463,737
Parent Company | Class B ordinary shares
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Ordinary shares, par value per share	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	45,787,948	45,787,948
Ordinary shares, shares issued	45,787,948	45,787,948
Ordinary shares, shares outstanding	45,787,948	45,787,948